Equity Transactions (Details Narrative) (USD $)	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2013	Mar. 31, 2012
Equity [Line Items]
Shares issued during period for services, value						$ 2,419
Gains (Losses) on settlement of debt	0	0		(7,662,388)	0	0	0
Shares issued, convertible note payable to related party			23,058,241
Shares issued during period, purchase of assets, par value						20
Warrants issued, value				1,002,875	0	0	0
Fair value of warrants, discount rate				0.64%
Fair value of warrants, expected life				2 to 3 years
Fair value of warrants, expected volatility				156.74%
Common Stock
Equity [Line Items]
Shares issued during period for services, shares				11,055,338	632,505
Shares issued during period for services, value					2,419
Reverse stock split ratio					10:1
Recorded compensation				4,864,349
Shares issued, accrued liabilities, shares				1,330,430
Shares issued, accrued liabilities, value				838,171
Accrued liabilities settled through issuance of stock and warrants				175,764
Gains (Losses) on settlement of debt				662,407
Shares issued, convertible note payable to related party				38,051,706
Shares issued during period, purchase of assets, shares					5,229
Shares issued during period, purchase of assets, par value					20
Warrants #1
Equity [Line Items]
Warrants issued	440,000			440,000
Warrants issued, value				148,568
Warrants, exercise price	0.10			0.10
Fair value of warrants, expected life				Expires July 13, 2015
Warrants #2
Equity [Line Items]
Accrued liabilities settled through issuance of stock and warrants				1,767,649
Gains (Losses) on settlement of debt				764,774
Warrants issued	3,313,336			3,313,336
Warrants issued, value				$ 1,002,875
Warrants, exercise price	0.60			0.60
Fair value of warrants, expected life				3 years